UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.4%
Courtland IDB Alabama, Refunding RB,
International Paper Co. Projects,
Series A, 4.75%, 5/01/17	$ 1,165	$ 1,159,268
Arizona — 3.3%
Phoenix Civic Improvement Corp., RB,
Junior Lien, Series A, 5.00%, 7/01/21	5,585	6,394,546
Pima County IDA, Refunding RB, Tucson
Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	1,015	1,046,861
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,530,540
5.25%, 12/01/20	1,000	1,026,580
		9,998,527
California — 20.7%
California State Department of Water
Resources, Refunding RB, Series L,
5.00%, 5/01/20	10,000	11,741,700
California Statewide Communities
Development Authority, RB, John Muir
Health, Series A, 5.00%, 8/15/22	5,000	5,138,300
Foothill Eastern Transportation Corridor
Agency California, Refunding RB,
CAB (a):
5.95%, 1/15/21	12,500	6,102,500
5.87%, 1/15/22	10,000	4,558,500
Golden State Tobacco Securitization
Corp. California, RB (b):
ARS, Asset-Backed, Series A-3,
7.88%, 6/01/13	975	1,165,846
ARS, Asset-Backed, Series A-5,
7.88%, 6/01/13	1,470	1,757,738
Series 2003-A-1, 6.63%, 6/01/13	3,000	3,485,610
Series 2003-A-1, 6.75%, 6/01/13	12,010	13,996,094
Los Angeles Unified School District
California, GO, Series I, 5.00%,
7/01/20	3,750	4,245,187
Riverside County Asset Leasing Corp.
California, RB, Riverside County
Hospital Project (NPFGC), 5.75%,
6/01/25 (a)	6,865	2,835,314
State of California, GO, Various Purpose,
5.00%, 11/01/22	7,050	7,392,348
		62,419,137

	Par
Municipal Bonds	(000)	Value
Colorado — 1.7%
E-470 Public Highway Authority
Colorado, RB, CAB, Senior Series B
(NPFGC), 5.52%, 9/01/22 (a)	$ 4,500	$ 2,193,930
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.25%,
12/01/25	3,000	2,968,650
		5,162,580
District of Columbia — 4.9%
District of Columbia, Refunding RB,
Friendship Public Charter School Inc.
(ACA):
5.75%, 6/01/18	2,680	2,717,439
5.00%, 6/01/23	3,320	3,061,837
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.50%, 5/15/33	4,215	4,040,794
Metropolitan Washington Airports
Authority, Refunding RB, Series C-2,
AMT (AGM), 5.00%, 10/01/24	5,000	5,112,850
		14,932,920
Florida — 11.2%
Bellalago Educational Facilities Benefit
District, Special Assessment Bonds,
Series A, 5.85%, 5/01/22	3,895	3,673,452
Broward County School Board Florida,
COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,344,138
City of Jacksonville Florida, RB, Better
Jacksonville, 5.00%, 10/01/22	5,160	5,761,914
Grand Hampton Community
Development District, Special
Assessment Bonds, Capital
Improvement, 6.10%, 5/01/24	3,700	3,556,588
Habitat Community Development
District, Special Assessment Bonds,
5.80%, 5/01/25	3,495	3,350,971
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	2,470	2,572,950
Middle Village Community Development
District, Special Assessment Bonds,
Series A, 5.80%, 5/01/22	3,745	3,636,058

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Board
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
ARS	Auction Rate Securities	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.

BLACKROCK MUNICIPAL 2020 TERM TRUST

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Pine Island Community Development
District, RB, 5.30%, 11/01/10 (c)(d) $	250	$ 212,475
Stevens Plantation Community
Development District, Special
Assessment Bonds, Series B, 6.38%,
5/01/13	3,530	3,038,271
Village Community Development District
No. 5 Florida, Special Assessment
Bonds, Series A, 6.00%, 5/01/22	2,390	2,429,793
Westchester Community Development
District No. 1, Special Assessment
Bonds, Community Infrastructure,
6.00%, 5/01/23	4,900	4,212,432
		33,789,042
Georgia — 0.8%
Richmond County Development
Authority, RB, Environment, Series A,
AMT, 5.75%, 11/01/27	2,350	2,353,196
Illinois — 12.7%
City of Chicago Illinois, RB, General
Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,313,900
5.00%, 1/01/22	7,000	7,379,680
Illinois Finance Authority, RB:
Depaul University, Series C, 5.25%,
10/01/24	5,000	5,144,650
MJH Education Assistance IV LLC,
Sub-Series A, 5.50%,
6/01/19 (c)(d)	3,250	1,787,533
MJH Education Assistance IV LLC,
Sub-Series B, 5.00%,
6/01/24 (c)(d)	1,075	290,261
Northwestern University, 5.00%,
12/01/21	4,800	5,116,896
Illinois State Toll Highway Authority, RB,
Senior Priority, Series A (AGM), 5.00%,
1/01/19	2,250	2,501,145
Lake Cook-Dane & McHenry Counties
Community Unit School District 220
Illinois, GO, Refunding (AGM), 5.25%,
12/01/20	1,000	1,217,020
Metropolitan Pier & Exposition Authority
Illinois, Refunding RB, CAB,
McCormick, Series A (NPFGC), 5.42%,
6/15/22 (a)	13,455	7,468,601
State of Illinois, RB, Build Illinois,
Series B, 5.00%, 6/15/20	2,000	2,224,360
		38,444,046
Indiana — 4.7%
City of Vincennes Indiana, Refunding
RB, Southwest Indiana Regional Youth
Village, 6.25%, 1/01/24	4,425	3,735,674
Indianapolis Airport Authority, Refunding
RB, Special Facilities, FedEx Corp.
Project, AMT, 5.10%, 1/15/17	10,000	10,597,100
		14,332,774
Kansas — 2.2%
Kansas Development Finance Authority,
Refunding RB, Adventist Health,
5.25%, 11/15/20	2,500	2,837,975

	Par
Municipal Bonds	(000)	Value
Kansas (concluded)
Wyandotte County-Kansas City Unified
Government, RB, Kansas
International Speedway (NPFGC),
5.20%, 12/01/20 (a)	$ 6,440	$ 3,800,824
		6,638,799
Kentucky — 0.7%
Kentucky Housing Corp., RB, Series C,
AMT, 4.63%, 7/01/22	2,000	2,014,860
Louisiana — 0.7%
Parish of DeSoto Louisiana, RB,
Series A, AMT, 5.85%, 11/01/27	2,000	2,008,580
Maryland — 4.9%
County of Frederick Maryland, Special
Tax Bonds, Urbana Community
Development Authority:
6.63%, 7/01/25	3,000	3,000,480
Series A, 5.80%, 7/01/20	4,175	4,174,708
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.13%,
6/01/20	1,250	1,286,412
Maryland Health & Higher Educational
Facilities Authority, Refunding RB:
MedStar Health, 5.38%, 8/15/24	5,500	5,671,820
University of Maryland Medical
System, 5.00%, 7/01/19	670	739,928
		14,873,348
Massachusetts — 1.6%
Massachusetts Development Finance
Agency, RB, Waste Management Inc.
Project, AMT, 5.45%, 6/01/14	4,500	4,816,395
Massachusetts State Water Pollution
Abatement, Refunding RB, MWRA
Program, Sub-Series A, 6.00%,
8/01/23	140	140,589
		4,956,984
Michigan — 1.6%
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Sparrow Obligated, 4.50%, 11/15/26	1,500	1,410,765
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,136,260
5.00%, 11/01/21	2,000	2,249,920
		4,796,945
Minnesota — 0.4%
Minnesota Higher Education Facilities
Authority, RB, University of St.
Thomas, Series 5-Y, 5.00%,
10/01/24	1,250	1,307,763
Mississippi — 1.0%
County of Warren Mississippi, RB,
Series A, AMT, 5.85%, 11/01/27	3,000	3,012,870
Missouri — 3.6%
Missouri Development Finance Board,
RB, Branson Landing Project,
Series A, 5.50%, 12/01/24	5,000	5,084,150

2 BLACKROCK MUNICIPAL 2020 TERM TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Missouri (concluded)
Missouri State Health & Educational
Facilities Authority, Refunding RB, BJC
Health System, Series A, 5.00%,
5/15/20	$ 5,500	$ 5,823,400
		10,907,550
Multi-State — 7.3%
Centerline Equity Issuer Trust (e)(f):
5.75%, 5/15/15	1,000	1,051,660
6.00%, 5/15/15	4,000	4,192,360
6.00%, 5/15/19	2,500	2,648,925
6.30%, 5/15/19	2,500	2,659,675
MuniMae TE Bond Subsidiary
LLC (e)(f)(g):
5.40%	5,000	3,469,850
5.80%	5,000	3,352,950
Series D, 5.90%	2,000	1,128,820
San Manuel Entertainment Authority,
Series 04-C, 4.50%, 12/01/16 (e)	4,000	3,644,400
		22,148,640
Nevada — 2.0%
City of Henderson Nevada, Special
Assessment Bonds, District No. T-18,
5.15%, 9/01/21	1,760	759,035
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/20	5,000	5,242,750
		6,001,785
New Hampshire — 4.9%
New Hampshire Business Finance
Authority, Refunding RB, Public
Service Co. of New Hampshire Project,
Series B, AMT (NPFGC), 4.75%,
5/01/21	10,000	9,937,800
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Elliot Hospital, Series B, 5.60%,
10/01/22	4,755	4,796,416
		14,734,216
New Jersey — 12.4%
Middlesex County Improvement
Authority, RB, Street Student Housing
Project, Series A, 5.00%, 8/15/23	1,000	1,026,820
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	10,000	9,891,400
Continental Airlines Inc. Project,
AMT, 7.00%, 11/15/30 (h)	5,000	5,008,700
Continental Airlines Inc. Project,
AMT, 9.00%, 6/01/33 (h)	1,500	1,582,335
Kapkowski Road Landfill Project,
Series 1998B, AMT, 6.50%,
4/01/31	7,500	7,898,850
New Jersey EDA, Refunding RB, First
Mortgage, Winchester, Series A,
4.80%, 11/01/13	1,000	1,041,870
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
6.25%, 12/01/18	2,500	2,844,150

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
AtlantiCare Regional Medical
Center, 5.00%, 7/01/20	$ 2,110	$ 2,244,238
Capital Health System Obligation
Group, Series A, 5.75%,
7/01/13 (b)	4,000	4,531,680
Newark Housing Authority, RB, South
Ward Police Facility (AGC), 5.00%,
12/01/21	1,250	1,378,488
		37,448,531
New York — 8.3%
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT (h):
7.63%, 8/01/25	5,635	5,808,051
7.75%, 8/01/31	5,000	5,185,800
New York State Energy Research &
Development Authority, Refunding RB,
Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%, 2/01/24	8,500	8,590,270
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series B-1C, 5.50%, 6/01/20	5,000	5,471,050
		25,055,171
North Carolina — 2.4%
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/21	1,550	1,684,075
North Carolina Municipal Power Agency
No. 1, Refunding RB, Series B, 5.00%,
1/01/20	5,000	5,709,350
		7,393,425
Ohio — 6.8%
American Municipal Power-Ohio Inc., RB,
Prairie State Energy Campus Project,
Series A, 5.25%, 2/15/23	5,000	5,402,700
County of Cuyahoga Ohio, Refunding
RB, Series A:
6.00%, 1/01/19	3,000	3,325,530
6.00%, 1/01/20	10,000	11,085,100
Pinnacle Community Infrastructure
Financing Authority, RB, Facilities,
Series A, 6.00%, 12/01/22	967	860,736
		20,674,066
Oklahoma — 1.1%
Tulsa Airports Improvement Trust, RB,
Series A, Mandatory Put Bonds, AMT,
7.75%, 6/01/35 (h)	3,350	3,392,914
Pennsylvania — 5.9%
Lancaster County Hospital Authority, RB,
General Hospital Project, 5.75%,
9/15/13 (b)	7,500	8,590,050
Montgomery County IDA Pennsylvania,
MRB, Whitemarsh Continuing Care,
6.00%, 2/01/21	1,275	1,163,590
Pennsylvania Higher Educational
Facilities Authority, RB, LaSalle
University, 5.50%, 5/01/26	6,680	6,805,584

BLACKROCK MUNICIPAL 2020 TERM TRUST

JULY 31, 2010

3

Schedule of Investments(continued)

BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB,
Sub-Series A (AGC), 5.00%, 6/01/22 $	1,000	$ 1,102,960
		17,662,184
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series B, 5.25%,
7/01/17	3,300	3,523,476
Puerto Rico Electric Power Authority, RB,
Series NN, 5.13%, 7/01/13 (b)	9,000	10,207,710
		13,731,186
Texas — 10.1%
Brazos River Authority, Refunding RB,
TXU Energy Co. LLC Project, Series A,
Mandatory Put Bonds, AMT, 6.75%,
4/01/38 (h)	1,100	853,116
Central Texas Regional Mobility
Authority, RB, Senior Lien:
5.75%, 1/01/19	800	848,112
5.75%, 1/01/20	1,140	1,204,433
City of Dallas Texas, Refunding RB
(AGC), 5.00%, 8/15/21	2,500	2,745,975
North Texas Tollway Authority, RB,
Series C:
5.25%, 1/01/20	1,000	1,104,370
5.38%, 1/01/21	5,000	5,521,050
Port Corpus Christi Industrial
Development Corp. Texas, Refunding
RB, Valero, Series C, 5.40%,
4/01/18	3,255	3,235,795
Texas State Turnpike Authority, RB, CAB,
First Tier, Series A (AMBAC) (a):
5.39%, 8/15/21	7,990	4,397,456
5.54%, 8/15/24	8,450	3,721,549
Weatherford ISD, GO, Refunding, CAB
(PSF-GTD) (a):
5.75%, 2/15/11 (b)	4,040	2,024,202
5.78%, 2/15/11 (b)	4,040	1,911,364
5.75%, 2/15/23	2,905	1,428,447
5.77%, 2/15/24	2,905	1,347,862
		30,343,731
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Matching Fund Loan
Note, Series A, 5.25%, 10/01/17	1,000	1,069,580
Virginia — 8.1%
Celebrate North Community
Development Authority, Special
Assessment Bonds, Celebrate Virginia
North Project, Series B, 6.60%,
3/01/25	4,902	3,956,257
Charles City County EDA, RB, Waste
Management Inc. Project, Mandatory
Put Bonds, AMT, 5.13%, 8/01/27 (h)	10,000	10,717,200
Mecklenburg County IDA Virginia,
Refunding RB, Exempt Facility, UAE LP
Project, AMT, 6.50%, 10/15/17	7,500	7,584,900
Russell County IDA, Refunding RB,
Appalachian Power, Series K, 4.63%,
11/01/21	2,000	2,056,900
		24,315,257

	Par
Municipal Bonds	(000)	Value
Wisconsin — 3.0%
State of Wisconsin, Refunding RB,
Series A, 5.25%, 5/01/20	$ 1,000	$ 1,152,890
Wisconsin Health & Educational
Facilities Authority, Refunding RB:
Froedtert & Community Health Inc.,
5.00%, 4/01/20	1,515	1,613,551
Wheaton Franciscan Services,
Series A, 5.50%, 8/15/17	2,880	2,958,480
Wheaton Franciscan Services,
Series A, 5.50%, 8/15/18	3,190	3,257,851
		8,982,772
Total Municipal Bonds – 154.3%		466,062,647
Municipal Bonds Transferred to Tender
Option Bond Trusts (i)
Illinois — 1.9%
City of Chicago Illinois, Refunding RB,
Second Lien (AGM), 5.00%,
11/01/20	5,000	5,613,300
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 1.9%		5,613,300
Total Long-Term Investments
(Cost – $466,613,248) – 156.2%		471,675,947
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.21% (j)(k)	3,988,142	3,988,142
Total Short-Term Securities
(Cost – $3,988,142) – 1.3%		3,988,142
Total Investments
(Cost – $470,601,390*) – 157.5%		475,664,089
Other Assets Less Liabilities – 1.3%		3,897,733
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.2)%		(3,753,104)
Preferred Shares, at Redemption Value – (57.6)%		(173,861,828)
Net Assets Applicable to Common Shares – 100.0%		$ 301,946,890

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 466,427,549
Gross unrealized appreciation	$ 19,240,522
Gross Net unrealized unrealized appreciation depreciation	$ (13,753,982) 5,486,540

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

4 BLACKROCK MUNICIPAL 2020 TERM TRUST

JULY 31, 2010

Schedule of Investments (concluded)

BlackRock Municipal 2020 Term Trust (BKK)

(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(g) Security is perpetual in nature and has no stated maturity date.
(h) Variable rate security. Rate shown is as of report date.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Trust, during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, as amended, are as follows:

	Shares Held		Shares Held
	at April 30,	Net	at July 31,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt
Fund	1,901,695	2,086,447	3,988,142 $	2,246
(k) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $ 471,675,947		—	$ 471,675,947
Short-Term
Securities	$ 3,988,142	—	—	3,988,142
Total	$ 3,988,142 $ 471,675,947		—	$ 475,664,089

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2020 TERM TRUST

JULY 31, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal 2020 Term Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: September 27, 2010